ORDINARY SHARES AND TREASURY STOCK	12 Months Ended
Dec. 31, 2021
ORDINARY SHARES AND TREASURY STOCK
ORDINARY SHARES AND TREASURY STOCK

13.    ORDINARY SHARES AND TREASURY STOCK

Ordinary shares

The Company’s original Memorandum and articles of association authorized the Company to issue 807,500 ordinary shares with a par value of US$0.0050 per share. After a share split effective on September 22, 2016, the Company’s amended Memorandum and articles of association authorized the Company to issue 403,750,000 ordinary shares with a par value of US$0.00001 per share. Each ordinary share is entitled to one vote. Immediately prior to the completion of the initial public offering on March 8, 2019, the Company was approved by the board of directors of the Company to adopt a dual class share structure, consisting of 48,700,000,000 Class A ordinary shares with a par value of US$0.00001 each, 800,000,000 Class B ordinary shares with a par value of US$0.00001 each and 500,000,000 shares undesignated with a par value of US$0.00001 each. In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to twenty votes.

On August 22, 2020, the Company completed a public offering, issued 76,000,000 Class A ordinary shares for a total consideration of US$301.8 million (HK$2,339.7 million) after deducting the underwriting discounts and commissions and offering expenses.

Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. On December 3, 2020, 50,000,000 shares of Class B ordinary shares were converted to the same number of Class A ordinary shares.

In December, 2020, the Company entered into a securities purchase agreement with a leading global investment firm for a private placement of Pre-Funded warrants (the “Offering” or the “Pre-Funded Warrants”). The net proceeds to the Company from the Offering were approximately US$262.5 million (HK $2,035 million). In the Offering, the Company issued Pre-Funded warrants to purchase 53,600,000 shares of Class A ordinary shares that were immediately exercisable and had a termination date in June 2022, at a price of US$4.89751 less a norminal exercise price of US$0.00001 per Pre-Funded warrant. The Pre-Funded Warrants were equity classified because they were immediately exercisable, did not embody an obligation for the Company to repurchase its shares, and permitted the holders to receive a fixed number of common shares upon exercise. In addition, such warrants did not provide any guarantee of value or return. On June 11, 2021, the investment firm exercised these Pre-Funded warrants which increased 53,599,890 shares of Class A ordinary shares, and 110 shares were retrieved as the consideration of share purchase.

On April 24, 2021, the Company completed a public offering, issued 87,400,000 Class A ordinary shares for a total consideration of US$1,398 million (HK$10,857 million) after deducting the underwriting discounts and commissions and offering expenses.

During the year ended December 31, 2020 and 2021, 5,048,824 and 5,875,592 shares of Class A Ordinary Shares were issued upon exercise of outstanding stock options. During the year ended December 31, 2020 and 2021, nil and 929,672 shares of Class A Ordinary Shares were issued upon vest of outstanding restricted shares units under the Group’s share-based incentive plans (Note 16).

Treasury stock

On November 3, 2021, the Group’s Board of Directors approved a share repurchase program to repurchase up to US$300.0 million worth of its own American depositary shares (“ADSs”), representing its Class A ordinary shares, until December 31, 2022. As of December 31, 2021, the Group had repurchased an aggregate of 29,462,760 ordinary shares under the Share Repurchase Program in the open market, at an average price of US$41.04 per ADS, or US$5.13 per share for a total consideration of US$151.2 million (HK$1,178.8 million).

As of December 31, 2021, 29,462,760 Class A ordinary shares were repurchased and recorded at historical purchase cost of US$151.2 million (HK$1,178.8 million).